Capital Transactions (Tables)	6 Months Ended
Jun. 30, 2021
Capital Transaction [Abstract]
Schedule of warrants activity
	Number of shares	Weighted average life	Weighted average exercise price	Intrinsic Value

Balance of warrants outstanding and exercisable as of December 31, 2020	1,903,370	3.13 years	$21
Granted	750,000	5 years	0.01
Exercised	(2,380,000)		$1.48
Balance of warrants outstanding and exercisable as of June 30, 2021	273,370	1.44 years	$21	0